CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net Income	$ 418,837	$ 631,893	$ 546,045
Change in operating assets and liabilities:
Accrued investment income	(69,875)	(12,088)	(17,426)
Premiums receivable and other reinsurance balances	(106,136)	(285,193)	(83,650)
Deferred policy acquisition costs	58,313	(65,050)	(241,903)
Reinsurance ceded receivables	62,058	5,293	143,505
Future policy benefits, other policy claims and benefits, and other reinsurance balances	1,429,697	1,792,207	970,685
Deferred income taxes	230,778	198,112	168,994
Other assets and other liabilities, net	(186,978)	(37,831)	(104,423)
Amortization of net investment premiums, discounts and other	(95,547)	(83,787)	(172,688)
Investment related (gains) losses, net	(63,990)	(254,136)	36,056
Gain on repurchase of collateral finance facility securities	(46,506)	0	(65,565)
Excess tax benefits from share-based payment arrangement	(3,125)	(416)	(4,933)
Other, net	99,634	85,523	134,835
Net cash provided by operating activities	1,727,160	1,974,527	1,309,532
Cash flows from investing activities
Sales of fixed maturity securities available-for-sale	3,629,378	5,465,014	3,165,479
Maturities of fixed maturity securities available-for-sale	155,237	145,423	218,696
Purchases of fixed maturity securities available-for-sale	(4,766,275)	(6,818,378)	(4,011,985)
Cash invested in mortgage loans	(613,413)	(491,466)	(209,194)
Cash invested in policy loans	(18)	(58,240)	(61,073)
Cash invested in funds withheld at interest	(90,707)	(107,289)	(37,721)
Principal payments on mortgage loans on real estate	391,654	173,962	92,806
Principal payments on policy loans	33,724	40,466	29,091
Purchase of a business, net of cash acquired of $9,709	(2,805)	0	0
Change in short-term investments	138,024	(101,214)	30,408
Change in other invested assets	(209,900)	(216,274)	(122,288)
Net cash used in investing activities	(1,335,101)	(1,967,996)	(905,781)
Cash flows from financing activities
Dividends to stockholders	(77,642)	(61,945)	(44,229)
Repurchase and repayment of collateral finance facility securities	(119,255)	0	(130,798)
Proceeds from long-term debt issuance	398,492	400,000	397,788
Debt issuance costs	(3,400)	(6,255)	(3,400)
Principal payments and repurchase of long-term debt	0	0	(200,000)
Proceeds from redemption and remarketing of trust preferred securities	0	0	154,588
Maturity of trust preferred securities	0	0	(159,473)
Purchases of treasury stock	(269,204)	(6,924)	(380,345)
Excess tax benefits from share-based payment arrangement	3,125	416	4,933
Exercise of stock options, net	28,390	(3,087)	6,449
Change in cash collateral for derivative positions and other arrangements	(73,338)	(132,933)	231,180
Deposits on universal life and other investment type policies and contracts	201,957	457,711	367,771
Withdrawals on universal life and other investment type policies and contracts	(770,338)	(365,044)	(142,469)
Net cash (used in) provided by financing activities	(681,213)	281,939	101,995
Effect of exchange rate changes on cash	(47,091)	8,552	(6,537)
Change in cash and cash equivalents	(336,245)	297,022	499,209
Cash and cash equivalents, beginning of period	1,259,892	962,870	463,661
Cash and cash equivalents, end of period	923,647	1,259,892	962,870
Supplementary information:
Cash paid for interest	116,809	100,984	100,733
Cash paid for income taxes, net of refunds	$ 110,773	$ 97,000	$ 129,009